PROPERTY, PLANT AND EQUIPMENT-NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 15,334	$ 14,762
Less—Accumulated depreciation	(9,674)	(9,291)
Property, plant and equipment—net	5,660	5,471
Depreciation	659	657	$ 674
Land and improvements
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	211	216
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	10,717	10,383
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	3,528	3,394
Construction in progress
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 878	$ 769